Nationwide/(R)/ VL
Separate Account-D
December 31, 2004

[LOGO OF THE BEST OF AMERICA/R/]

         America's FUTURE Life Series/SM/


                                               2004

                                           Annual Report

--------------------------------------------------------------------------------

                                      [LOGO OF NATIONWIDE/R/]

                           Nationwide Life and Annuity Insurance Company
                                    Home Office: Columbus, Ohio

VLOB-0233-12/04

                        NATIONWIDE VL SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
     270,204 shares (cost $2,728,196) ........................................................  $  3,199,213
    AIM VIF - Dynamics Fund (AIMVDyn)
     10,214 shares (cost $120,234) ...........................................................       136,249
    AIM VIF - Equity Income Fund (AIMVEqIncF)
     128,517 shares (cost $2,104,795) ........................................................     2,378,855
    AIM VIF - Growth Fund - Series I Shares (AIMGrwth)
     219,918 shares (cost $3,260,862) ........................................................     3,529,677
    AIM VIF - Health Sciences Fund (AIMVHealthF)
     6,617 shares (cost $107,444) ............................................................       125,056
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
     272,152 shares (cost $3,174,858) ........................................................     3,567,907
    AIM VIF - Small Company Growth Fund (AIMVSmCoGro)
     292,010 shares (cost $3,691,012) ........................................................     4,499,877
    AIM VIF - Technology Fund (AIMVTechF)
     1,855 shares (cost $21,265) .............................................................        23,038
    AIM VIF - Total Return Fund (AIMVTotRetF)
     135,666 shares (cost $1,663,200) ........................................................     1,754,157
    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
     80,147 shares (cost $1,701,434) .........................................................     1,929,938
    American Century VP - International Fund - Class I (ACVPInt)
     20,142 shares (cost $132,124) ...........................................................       148,040
    Calvert VS - Social Equity Portfolio (CVSSoEq)
     2,481 shares (cost $31,539) .............................................................        42,035
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
     1,762 shares (cost $27,449) .............................................................        27,475
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
     107,948 shares (cost $2,846,967) ........................................................     3,334,498
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
     78,261 shares (cost $1,066,887) .........................................................     1,240,445
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
     273,029 shares (cost $6,136,439) ........................................................     6,902,164
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
     22,266 shares (cost $604,965) ...........................................................       709,838
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
     337,537 shares (cost $4,363,846) ........................................................     5,886,652
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
     200,725 shares (cost $4,343,362) ........................................................     5,325,237
    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
     31,778 shares (cost $4,314,804) .........................................................     4,377,426
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
     36,037 shares (cost $455,238) ...........................................................       474,973
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
     199,181 shares (cost $2,677,940) ........................................................     2,844,309
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
     80,723 shares (cost $1,002,741) .........................................................     1,158,375

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
     8,875 shares (cost $90,214) .............................................................  $    102,331
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
     163,206 shares (cost $2,228,472) ........................................................     2,709,212
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     25,689 shares (cost $305,977) ...........................................................       298,506
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     1,696,221 shares (cost $1,696,221) ......................................................     1,696,221
    Gartmore GVIT Nationwide/(R)/ Fund:Class I (GVITNWFund)
     18,788 shares (cost $183,234) ...........................................................       209,115
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
     1,418 shares (cost $34,715) .............................................................        32,568
    Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
     12,553 shares (cost $185,763) ...........................................................       191,811
    MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
     114,326 shares (cost $987,041) ..........................................................     1,087,245
    MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
     27,497 shares (cost $300,638) ...........................................................       333,538
    One Group/(R)/ IT Balanced Portfolio (OGBal)
     784 shares (cost $11,528) ...............................................................        11,751
    One Group/(R)/ IT Bond Portfolio (OGBond)
     2,221 shares (cost $25,280) .............................................................        25,432
    One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)
     2,889 shares (cost $29,891) .............................................................        30,655
    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
     977 shares (cost $16,675) ...............................................................        17,257
    One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
     47 shares (cost $721) ...................................................................           738
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
     5,661 shares (cost $195,787) ............................................................       209,394
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
     33,222 shares (cost $805,054) ...........................................................       980,367
    PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
     97,212 shares (cost $1,233,663) .........................................................     1,255,982
    PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
     78,639 shares (cost $823,968) ...........................................................       826,498
    Royce Capital Fund - Small Cap (RoySmCp)
     151,134 shares (cost $1,156,604) ........................................................     1,360,203
    Salomon Brothers VSF - Investors Fund (SalBrInv)
     14,154 shares (cost $172,845) ...........................................................       195,469
    T.Rowe Price Equity Income Portfolio II (TRowEqInc2)
     7,950 shares (cost $169,292) ............................................................       177,359
    W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
     54,018 shares (cost $446,853) ...........................................................       522,951
                                                                                                ------------
      Total Investments ......................................................................    65,890,037
  Accounts Receivable ........................................................................        46,008
                                                                                                ------------
      Total Assets ...........................................................................    65,936,045
Accounts Payable .............................................................................             -
                                                                                                ------------
Contract Owners Equity (note 7) ..............................................................  $ 65,936,045
                                                                                                ============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                          Total          AIMVREO       AIMBValue        AIMVDyn
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $    521,520               -               -               -
  Mortality and expense risk charges (note 3) .....       (175,413)            (66)         (6,388)           (180)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................        346,107             (66)         (6,388)           (180)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........     24,856,547          64,458          87,567          34,682
  Cost of mutual fund shares sold .................    (25,425,257)        (60,884)        (64,403)        (28,824)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (568,710)          3,574          23,164           5,858
  Change in unrealized gain (loss) on investments .      5,958,102          (2,305)        284,250          11,646
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................      5,389,392           1,269         307,414          17,504
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        443,254               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $  6,178,753           1,203         301,026          17,324
                                                      ============    ============    ============    ============

                                                       AIMVEqIncF       AIMGrwth      AIMVHealthF      AIMMidCore
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         20,218               -               -           5,198
  Mortality and expense risk charges (note 3) .....         (7,266)         (5,858)           (270)         (7,720)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         12,952          (5,858)           (270)         (2,522)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      1,902,797         760,457          35,408         135,985
  Cost of mutual fund shares sold .................     (2,093,361)       (773,056)        (29,921)       (102,451)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (190,564)        (12,599)          5,487          33,534
  Change in unrealized gain (loss) on investments .        218,505         268,816           3,624         204,341
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................         27,941         256,217           9,111         237,875
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -         153,454
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........         40,893         250,359           8,841         388,807
                                                      ============    ============    ============    ============

                                                      AIMVSmCoGro      AIMVTechF      AIMVTotRetF      AIMVUtilF
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $          -               -          29,582           1,456
  Mortality and expense risk charges (note 3) .....        (11,698)           (266)         (4,622)            (78)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................        (11,698)           (266)         24,960           1,378
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        853,017         163,716         707,164          62,109
  Cost of mutual fund shares sold .................     (1,074,578)       (128,760)       (716,080)        (55,321)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (221,561)         34,956          (8,916)          6,788
  Change in unrealized gain (loss) on investments .        745,637         (40,372)         26,847          (6,306)
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        524,076          (5,416)         17,931             482
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $    512,378          (5,682)         42,891           1,860
                                                      ============    ============    ============    ============

                                                       AlVPGrIncA       ACVPInt         CVSSoEq       DrySmCapIxS
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends .............................        12,448               -              30             204
  Mortality and expense risk charges (note 3) .....         (5,740)           (298)           (158)            (74)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................          6,708            (298)           (128)            130
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        390,324          13,327           1,377          84,243
  Cost of mutual fund shares sold .................       (272,233)        (13,032)         (1,035)        (80,182)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........        118,091             295             342           4,061
  Change in unrealized gain (loss) on investments .         52,627          15,916           2,396              12
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        170,718          16,211           2,738           4,073
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -           1,110
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........        177,426          15,913           2,610           5,313
                                                      ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                        DryStkIx      DryVIFIntVal     FidVIPEIS       FidVIPGrS
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $     52,968          11,528         106,960           1,118
  Mortality and expense risk charges (note 3) .....        (10,830)         (3,752)        (17,166)         (1,832)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         42,138           7,776          89,794            (714)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        402,028         212,213       1,343,653         203,398
  Cost of mutual fund shares sold .................       (291,807)       (179,832)     (1,334,533)       (148,602)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........        110,221          32,381           9,120          54,796
  Change in unrealized gain (loss) on investments .        138,182         130,314         592,281         (34,123)
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        248,403         162,695         601,401          20,673
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -          17,410          27,054               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $    290,541         187,881         718,249          19,959
                                                      ============    ============    ============    ============

                                                       FidVIPOvS       FidVIPConS      FidVIPI500     FidVIPIGBdS
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         61,374          12,284          48,490          18,260
  Mortality and expense risk charges (note 3) .....        (15,094)        (12,380)         (9,590)         (2,328)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         46,280             (96)         38,900          15,932
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      1,330,981         269,805         124,533       1,609,551
  Cost of mutual fund shares sold .................     (1,561,249)       (295,380)       (136,993)     (1,607,442)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (230,268)        (25,575)        (12,460)          2,109
  Change in unrealized gain (loss) on investments .        868,260         710,578         355,837          10,384
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        637,992         685,003         343,377          12,493
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -          12,908
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........        684,272         684,907         382,277          41,333
                                                      ============    ============    ============    ============

                                                       FidVIPBalS     FrVIPForSec2      GVITCVal      GVITDMidCapI
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $     44,404           8,014           1,110          12,204
  Mortality and expense risk charges (note 3) .....         (5,878)         (2,944)           (248)         (8,060)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         38,526           5,070             862           4,144
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        100,795          66,073          97,624         353,112
  Cost of mutual fund shares sold .................       (108,485)        (58,635)        (84,567)       (231,068)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........         (7,690)          7,438          13,057         122,044
  Change in unrealized gain (loss) on investments .        100,285         116,900           1,527         140,400
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................         92,595         124,338          14,584         262,444
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -          63,924
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $    131,121         129,408          15,446         330,512
                                                      ============    ============    ============    ============

                                                       GVITGvtBd       GVITGrowth     GVITSMdCpGr      GVITMyMkt
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         14,704              88               -          11,678
  Mortality and expense risk charges (note 3) .....           (702)           (180)             (2)         (5,444)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         14,002             (92)             (2)          6,234
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        192,837         178,424           8,470       5,872,422
  Cost of mutual fund shares sold .................       (193,639)       (161,444)         (7,908)     (5,872,422)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........           (802)         16,980             562               -
  Change in unrealized gain (loss) on investments .        (11,105)        (14,430)           (265)              -
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        (11,907)          2,550             297               -
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................          5,482               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........          7,577           2,458             295           6,234
                                                      ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                       GVITNWFund      GVITSmComp      GVITWLead      GSVITMidCap
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $      2,646               -               -           1,122
  Mortality and expense risk charges (note 3) .....           (506)           (188)            (32)           (458)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................          2,140            (188)            (32)            664
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........         75,708         204,189          48,602          77,763
  Cost of mutual fund shares sold .................        (73,396)       (177,585)        (44,362)        (73,637)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........          2,312          26,604           4,240           4,126
  Change in unrealized gain (loss) on investments .         11,765         (22,751)         (5,252)          5,982
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................         14,077           3,853          (1,012)         10,108
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -           3,626               -          18,008
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $     16,217           7,291          (1,044)         28,780
                                                      ============    ============    ============    ============

                                                         INVGrF       MFSVITInvGrwI   MFSVITValIn        OGBal
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................              -               -           3,856             110
  Mortality and expense risk charges (note 3) .....         (3,178)         (4,074)         (2,016)            (42)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         (3,178)         (4,074)          1,840              68
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      3,717,808         401,711         532,317          40,985
  Cost of mutual fund shares sold .................     (4,554,961)       (374,439)       (501,722)        (40,294)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (837,153)         27,272          30,595             691
  Change in unrealized gain (loss) on investments .        813,439          58,720           7,745             146
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        (23,714)         85,992          38,340             837
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -          11,442               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........        (26,892)         81,918          51,622             905
                                                      ============    ============    ============    ============

                                                         OGBond         OGEqIndx       OGMidCapGr      OGMidCapV
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $        314              60               -               2
  Mortality and expense risk charges (note 3) .....            (74)            (76)            (54)             (4)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................            240             (16)            (54)             (2)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........         75,874          84,184          58,392           3,269
  Cost of mutual fund shares sold .................        (75,629)        (81,230)        (56,407)         (3,187)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........            245           2,954           1,985              82
  Change in unrealized gain (loss)
   on investments .................................            124             729             517              17
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................            369           3,683           2,502              99
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $        609           3,667           2,448              97
                                                      ============    ============    ============    ============

                                                        OppCapAp        OppGlSec       PIMRealRet      PIMTotRet
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................              -           9,144          10,358          15,330
  Mortality and expense risk charges (note 3) .....           (170)         (3,208)         (4,130)         (3,228)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................           (170)          5,936           6,228          12,102
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........            830         161,314         572,223         461,539
  Cost of mutual fund shares sold .................           (801)       (110,764)       (551,275)       (456,620)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........             29          50,550          20,948           4,919
  Change in unrealized gain (loss)
   on investments .................................         13,608          90,220          20,465           2,606
                                                      ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..................         13,637         140,770          41,413           7,525
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -          39,108          15,440
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........         13,467         146,706          86,749          35,067
                                                      ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                     PVTIntEq      RoySmCp       SalBrInv     TRowEqInc2     WRSmCap
                                                    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends ..........................   $        -             -         2,748         1,510             -
  Mortality and expense risk charges (note 3) ...            -        (4,269)         (308)         (288)       (1,998)
                                                    ----------    ----------    ----------    ----------    ----------
    Net investment income (loss) ................            -        (4,269)        2,440         1,222        (1,998)
                                                    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual fund shares sold .........        2,591       338,135         8,443       122,043       206,077
  Cost of mutual fund shares sold ...............       (2,664)     (209,628)       (5,804)     (116,666)     (146,059)
                                                    ----------    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........          (73)      128,507         2,639         5,377        60,018
  Change in unrealized gain (loss) on investments            -        45,216        10,239         7,867         6,041
                                                    ----------    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............          (73)      173,723        12,878        13,244        66,059
                                                    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................            -        70,486             -         3,802             -
                                                    ----------    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
       equity resulting from operations .........   $      (73)      239,940        15,318        18,268        64,061
                                                    ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                             Total                           AIMVREO
                                                                  ----------------------------    ----------------------------
                                                                       2004           2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
    Net investment income (loss) ..............................   $    346,107         269,865             (66)            490
    Realized gain (loss) on investments .......................       (568,710)     (1,215,817)          3,574             113
    Change in unrealized gain (loss) on investments ...........      5,958,102      11,493,773          (2,305)          2,305
    Reinvested capital gains ..................................        443,254          77,039               -               -
                                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ...............      6,178,753      10,624,860           1,203           2,908
                                                                  ------------    ------------    ------------    ------------

  Equity transactions:
    Purchase payments received from contract owners (note 6) ..      9,005,448      15,737,524           2,660           2,851
    Transfers between funds ...................................              -               -         (37,220)         28,811
    Death benefits (note 4) ...................................              -        (327,828)              -               -
    Redemptions to pay cost of insurance
     charges and administration charges (notes 2b and 2c) .....     (1,782,152)     (1,545,538)           (958)           (258)
    Adjustments to maintain reserves ..........................         46,865          38,067               9              (6)
                                                                  ------------    ------------    ------------    ------------
        Net equity transactions ...............................      7,270,161      13,902,225         (35,509)         31,398
                                                                  ------------    ------------    ------------    ------------

  Net change in contract owners' equity .......................     13,448,914      24,527,085         (34,306)         34,306
  Contract owners' equity beginning of period .................     52,487,131      27,960,046          34,306               -
                                                                  ------------    ------------    ------------    ------------
  Contract owners' equity end of period .......................   $ 65,936,045      52,487,131               -          34,306
                                                                  ============    ============    ============    ============

  CHANGES IN UNITS:
    Beginning units ...........................................      5,385,830       3,867,158           1,861               -
                                                                  ------------    ------------    ------------    ------------
    Units purchased ...........................................      4,922,022       4,108,140             134           1,876
    Units redeemed ............................................     (4,754,224)     (2,589,468)         (1,995)            (15)
                                                                  ------------    ------------    ------------    ------------
    Ending units ..............................................      5,553,628       5,385,830               -           1,861
                                                                  ============    ============    ============    ============

                                                                            AIMBValue                        AIMVDyn
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
    Net investment income (loss) ..............................         (6,388)         (2,130)           (180)            (63)
    Realized gain (loss) on investments .......................         23,164           3,192           5,858           2,865
    Change in unrealized gain (loss) on investments ...........        284,250         189,201          11,646           4,369
    Reinvested capital gains ..................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ...............        301,026         190,263          17,324           7,171
                                                                  ------------    ------------    ------------    ------------

  Equity transactions:
    Purchase payments received from contract owners (note 6) ..        119,350          73,137          18,332          14,779
    Transfers between funds ...................................      1,907,494         329,084          63,836          17,880
    Death benefits (note 4) ...................................              -               -               -               -
    Redemptions to pay cost of insurance
     charges and administration charges (notes 2b and 2c) .....        (81,244)        (28,304)         (2,136)           (942)
    Adjustments to maintain reserves ..........................             58             (12)             27              (2)
                                                                  ------------    ------------    ------------    ------------
        Net equity transactions ...............................      1,945,658         373,905          80,059          31,715
                                                                  ------------    ------------    ------------    ------------

  Net change in contract owners' equity .......................      2,246,684         564,168          97,383          38,886
  Contract owners' equity beginning of period .................        952,575         388,407          38,886              --
                                                                  ------------    ------------    ------------    ------------
  Contract owners' equity end of period .......................      3,199,259         952,575         136,269          38,886
                                                                  ============    ============    ============    ============

  CHANGES IN UNITS:
    Beginning units ...........................................         77,019          41,838           4,116               -
                                                                  ------------    ------------    ------------    ------------
    Units purchased ...........................................        192,569          73,452           8,863           4,226
    Units redeemed ............................................        (36,250)        (38,271)           (221)           (110)
                                                                  ------------    ------------    ------------    ------------
    Ending units ..............................................        233,338          77,019          12,758           4,116
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     AIMVEqIncF                     AIMGrwth
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    12,952         27,914         (5,858)             -
  Realized gain (loss) on investments ....................      (190,564)       (69,034)       (12,599)             -
  Change in unrealized gain (loss) on investments ........       218,505        668,839        268,816              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations                             40,893        627,719        250,359              -
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       514,916        552,381         58,004              -
  Transfers between funds ................................    (1,761,750)       150,407      3,298,612              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (99,308)      (134,659)       (77,300)             -
  Adjustments to maintain reserves .......................            38            (38)        48,043              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................    (1,346,104)       568,091      3,327,359              -
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................    (1,305,211)     1,195,810      3,577,718              -
Contract owners' equity beginning of period ..............     3,684,103      2,488,293              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 2,378,892      3,684,103      3,577,718              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       346,519        286,948              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       159,123        241,006        346,601              -
  Units redeemed .........................................      (290,946)      (181,435)       (20,111)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       214,696        346,519        326,490              -
                                                             ===========    ===========    ===========    ===========

                                                                     AIMVHealthF                     AIMMidCore
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................          (270)          (182)        (2,522)        (3,021)
  Realized gain (loss) on investments ....................         5,487         (4,036)        33,534          3,541
  Change in unrealized gain (loss) on investments ........         3,624         21,590        204,341        189,800
  Reinvested capital gains ...............................             -              -        153,454          6,557
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations                              8,841         17,372        388,807        196,877
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        21,888         26,081        143,220         97,515
  Transfers between funds ................................        (9,944)        19,484      2,014,924        339,714
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (3,466)        (3,016)       (97,682)       (35,511)
  Adjustments to maintain reserves .......................             4              8             60              1
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................         8,482         42,557      2,060,522        401,719
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        17,323         59,929      2,449,329        598,596
Contract owners' equity beginning of period ..............       107,740         47,811      1,118,627        520,031
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       125,063        107,740      3,567,956      1,118,627
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................         9,388          5,342         89,589         52,865
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,922          9,646        204,068         81,351
  Units redeemed .........................................        (1,154)        (5,600)       (42,115)       (44,627)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        10,156          9,388        251,542         89,589
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    AIMVSmCoGro                    AIMVTechF
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $   (11,698)       (13,274)          (266)          (392)
  Realized gain (loss) on investments ....................      (221,561)      (192,455)        34,956        (54,550)
  Change in unrealized gain (loss) on investments ........       745,637      1,259,100        (40,372)       105,627
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       512,378      1,053,371         (5,682)        50,685
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       527,842        565,023         14,938         48,910
  Transfers between funds ................................      (574,420)      (160,018)      (150,458)       (76,475)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (155,890)      (158,948)        (3,712)        (6,660)
  Adjustments to maintain reserves .......................            64            (32)            14             13
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................      (202,404)       246,025       (139,218)       (34,212)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       309,974      1,299,396       (144,900)        16,473
Contract owners' equity beginning of period ..............     4,189,954      2,890,558        167,952        151,479
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 4,499,928      4,189,954         23,052        167,952
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       345,962        318,301         20,669         27,179
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       171,529        222,173          1,945         27,050
  Units redeemed .........................................      (191,283)      (194,512)       (19,896)       (33,560)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       326,208        345,962          2,718         20,669
                                                             ===========    ===========    ===========    ===========

                                                                    AIMVTotRetF                    AIMVUtilF
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        24,960         29,942          1,378            353
  Realized gain (loss) on investments ....................        (8,916)       (16,482)         6,788         (3,926)
  Change in unrealized gain (loss) on investments ........        26,847        176,675         (6,306)        13,481
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        42,891        190,135          1,860          9,908
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       241,338        233,468          3,116         14,933
  Transfers between funds ................................        88,146        165,275        (48,140)       (23,278)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (60,300)       (54,980)        (1,112)        (2,255)
  Adjustments to maintain reserves .......................            51            (13)             1              4
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       269,235        343,750        (46,135)       (10,596)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       312,126        533,885        (44,275)          (688)
Contract owners' equity beginning of period ..............     1,442,072        908,187         44,275         44,963
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     1,754,198      1,442,072              -         44,275
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       150,934        111,191          5,717          6,844
  Units purchased ........................................        84,394        132,780            387         12,126
  Units redeemed .........................................       (58,314)       (93,037)        (6,104)       (13,253)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       177,014        150,934              -          5,717
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    AlVPGrIncA                      ACVPInt
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $     6,708          3,741           (298)             -
  Realized gain (loss) on investments ....................       118,091         10,681            295              -
  Change in unrealized gain (loss)on investments .........        52,627        175,878         15,916              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       177,426        190,300         15,913              -
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)           836         (1,153)            (2)             -
  Transfers between funds ................................       822,050        779,072        135,848              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (27,180)       (11,458)        (3,722)             -
  Adjustments to maintain reserves .......................            38             43              5              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       795,744        766,504        132,129              -
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       973,170        956,804        148,042              -
Contract owners' equity beginning of period ..............       956,804              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 1,929,974        956,804        148,042              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        94,893              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        80,145         96,195         18,673              -
  Units redeemed .........................................        (2,624)        (1,302)          (511)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       172,414         94,893         18,162              -
                                                             ===========    ===========    ===========    ===========

                                                                      CVSSoEq                    DryMidCapStS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................          (128)          (100)             -              -
  Realized gain (loss) on investments ....................           342          1,442              -        (25,084)
  Change in unrealized gain (loss)on investments .........         2,396          8,100              -              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         2,610          9,442              -        (25,084)
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -              -              -              -
  Transfers between funds ................................         2,716         28,481              -              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (760)          (455)             -              -
  Adjustments to maintain reserves .......................            25              1              -         25,084
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................         1,981         28,027              -         25,084
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................         4,591         37,469              -              -
Contract owners' equity beginning of period ..............        37,469              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................        42,060         37,469              -              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................         2,995              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................           215          4,249              -              -
  Units redeemed .........................................           (60)        (1,254)             -              -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         3,150          2,995              -              -
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    DrySmCapIxS                    DryStkIx
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $       130              1         42,138         15,966
  Realized gain (loss) on investments ....................         4,061             11        110,221         24,602
  Change in unrealized gain (loss) on investments ........            12             15        138,182        349,350
  Reinvested capital gains ...............................         1,110              2              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         5,313             29        290,541        389,918
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             2              1        140,514        236,524
  Transfers between funds ................................        22,378            416        944,444      1,418,613
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (664)            (2)       (57,512)       (29,750)
  Adjustments to maintain reserves .......................            24             (3)            45          1,200
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        21,740            412      1,027,491      1,626,587
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        27,053            441      1,318,032      2,016,505
Contract owners' equity beginning of period ..............           441              -      2,016,505              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $    27,494            441      3,334,537      2,016,505
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................            42              -        217,474              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         2,171             42        114,939        221,135
  Units redeemed .........................................           (57)             -         (6,075)        (3,661)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         2,156             42        326,338        217,474
                                                             ===========    ===========    ===========    ===========

                                                                   DryVIFIntVal                  DryVIFQualBd
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................         7,776          4,811              -              1
  Realized gain (loss) on investments ....................        32,381             73              -              1
  Change in unrealized gain (loss) on investments ........       130,314         43,244              -             11
  Reinvested capital gains ...............................        17,410              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       187,881         48,128              -             13
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        21,326             11              -              -
  Transfers between funds ................................       415,270        587,653              -              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (18,900)          (933)             -              -
  Adjustments to maintain reserves .......................            40             (1)             -            (13)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       417,736        586,730              -            (13)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       605,617        634,858              -              -
Contract owners' equity beginning of period ..............       634,858              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     1,240,475        634,858              -              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        51,497              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        34,129         51,577              -              -
  Units redeemed .........................................        (1,454)           (80)             -              -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        84,172         51,497              -              -
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   FidVIPEIS                       FidVIPGrS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    89,794         70,387           (714)        (1,597)
  Realized gain (loss) on investments ....................         9,120       (128,047)        54,796         (7,551)
  Change in unrealized gain (loss) on investments ........       592,281      1,603,920        (34,123)       154,949
  Reinvested capital gains ...............................        27,054              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       718,249      1,546,260         19,959        145,801
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -        812,537              2         (1,521)
  Transfers between funds ................................      (926,326)       310,263         17,532        500,769
  Death benefits (note 4) ................................             -       (120,796)             -         (1,661)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (202,232)      (191,629)       (21,222)       (14,591)
  Adjustments to maintain reserves .......................            58            (81)            29            (11)
                                                             -----------    -----------    -----------    -----------
    Net equity transactions ..............................    (1,128,500)       810,294         (3,659)       482,985
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................      (410,251)     2,356,554         16,300        628,786
Contract owners' equity beginning of period ..............     7,312,452      4,955,898        693,561         64,775
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 6,902,201      7,312,452        709,861        693,561
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       636,125        559,168         77,099          9,523
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       658,055        109,080         95,499         69,661
  Units redeemed .........................................      (684,018)       (32,123)       (87,824)        (2,085)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       610,162        636,125         84,774         77,099
                                                             ===========    ===========    ===========    ===========

                                                                     FidVIPOvS                     FidVIPConS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        46,280         20,716            (96)        (1,826)
  Realized gain (loss) on investments ....................      (230,268)      (564,293)       (25,575)      (116,182)
  Change in unrealized gain (loss) on investments ........       868,260      2,282,563        710,578      1,144,200
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       684,272      1,738,986        684,907      1,026,192
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       669,492        758,676              -         77,535
  Transfers between funds ................................      (905,290)      (588,317)       112,700        317,540
  Death benefits (note 4) ................................             -              -              -        (85,592)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (200,786)      (203,696)      (139,892)      (138,178)
  Adjustments to maintain reserves .......................            81            (64)            39            (58)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................      (436,503)       (33,401)       (27,153)       171,247
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       247,769      1,705,585        657,754      1,197,439
Contract owners' equity beginning of period ..............     5,638,946      3,933,361      4,667,511      3,470,072
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     5,886,715      5,638,946      5,325,265      4,667,511
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       575,758        574,848        405,029        384,953
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       280,006        386,524        406,301         42,525
  Units redeemed .........................................      (326,160)      (385,614)      (393,418)       (22,449)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       529,604        575,758        417,912        405,029
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    FidVIPI500                    FidVIPIGBdS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    38,900         33,538         15,932         12,244
  Realized gain (loss) on investments ....................       (12,460)       (96,193)         2,109         44,714
  Change in unrealized gain (loss) on investments ........       355,837        807,101         10,384        (41,899)
  Reinvested capital gains ...............................             -              -         12,908          5,274
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       382,277        744,446         41,333         20,333
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -         46,868              -      1,098,451
  Transfers between funds ................................       722,738        (30,207)      (692,658)      (775,902)
  Death benefits (note 4) ................................             -        (68,644)             -        (17,535)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (115,006)      (105,282)       (28,720)       (18,506)
  Adjustments to maintain reserves .......................            34            (70)            15              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       607,766       (157,335)      (721,363)       286,508
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       990,043        587,111       (680,030)       306,841
Contract owners' equity beginning of period ..............     3,387,404      2,800,293      1,155,013        848,172
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 4,377,447      3,387,404        474,983      1,155,013
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       432,638        457,424         97,914         75,241
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       504,039          6,527         83,020         93,621
  Units redeemed .........................................      (499,747)       (31,313)      (142,444)       (70,948)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       436,930        432,638         38,490         97,914
                                                             ===========    ===========    ===========    ===========

                                                                    FidVIPBalS                    FrVIPForSec2
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        38,526         33,786          5,070          2,332
  Realized gain (loss) on investments ....................        (7,690)       (15,332)         7,438         42,843
  Change in unrealized gain (loss) on investments ........       100,285        243,262        116,900         38,735
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       131,121        261,716        129,408         83,910
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -           (302)             -              -
  Transfers between funds ................................       812,110        441,059        433,610        531,120
  Death benefits (note 4) ................................             -        (33,590)             -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (71,092)       (56,846)       (16,782)        (2,895)
  Adjustments to maintain reserves .......................            27            (19)            13              6
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       741,045        350,302        416,841        528,231
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       872,166        612,018        546,249        612,141
Contract owners' equity beginning of period ..............     1,972,166      1,360,148        612,141              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     2,844,332      1,972,166      1,158,390        612,141
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       191,781        154,828         49,066              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       291,649         46,442         30,873         49,297
  Units redeemed .........................................      (224,976)        (9,489)        (1,289)          (231)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       258,454        191,781         78,650         49,066
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     GVITCVal                     GVITDMidCapI
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $       862            881          4,144          1,465
  Realized gain (loss) on investments ....................        13,057          1,612        122,044         15,643
  Change in unrealized gain (loss) on investments ........         1,527         10,591        140,400        340,340
  Reinvested capital gains ...............................             -              -         63,924              8
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        15,446         13,084        330,512        357,456
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        16,972         34,022         59,364        213,579
  Transfers between funds ................................       (31,860)        60,074        816,288        997,832
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (3,210)        (2,204)       (42,854)       (23,279)
  Adjustments to maintain reserves .......................            21              7             71            304
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       (18,077)        91,899        832,869      1,188,436
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        (2,631)       104,983      1,163,381      1,545,892
Contract owners' equity beginning of period ..............       104,983              -      1,545,892              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $   102,352        104,983      2,709,273      1,545,892
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        11,755              -        100,111              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,792         12,030         54,629        101,886
  Units redeemed .........................................        (3,769)          (275)        (2,670)        (1,775)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         9,778         11,755        152,070        100,111
                                                             ===========    ===========    ===========    ===========

                                                                     GVITGvtBd                     GVITGrowth
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        14,002          6,859            (92)          (285)
  Realized gain (loss) on investments ....................          (802)         6,685         16,980        (10,552)
  Change in unrealized gain (loss) on investments ........       (11,105)        (6,245)       (14,430)        45,349
  Reinvested capital gains ...............................         5,482            364              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         7,577          7,663          2,458         34,512
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        53,376         86,345          4,976         42,862
  Transfers between funds ................................      (122,550)        34,860       (152,402)        (4,835)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (9,174)       (12,991)        (2,584)        (5,262)
  Adjustments to maintain reserves .......................            20              3              -              7
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       (78,328)       108,217       (150,010)        32,772
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       (70,751)       115,880       (147,552)        67,284
Contract owners' equity beginning of period ..............       369,283        253,403        147,552         80,268
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       298,532        369,283              -        147,552
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        27,927         19,615         28,670         20,775
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         3,957         32,283            942         35,393
  Units redeemed .........................................        (9,966)       (23,971)       (29,612)       (27,498)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        21,918         27,927              -         28,670
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   GVITSMdCpGr                     GVITMyMkt
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $        (2)          (107)         6,234            796
  Realized gain (loss) on investments ....................           562          2,330              -              -
  Change in unrealized gain (loss) on investments ........          (265)        12,667              -              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           295         14,890          6,234            796
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)           322         12,753      5,752,898      4,774,172
  Transfers between funds ................................        (8,448)       (60,056)    (5,252,890)    (3,499,656)
  Death benefits (note 4) ................................             -              -              -            (10)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (22)        (1,880)       (44,472)       (41,311)
  Adjustments to maintain reserves .......................            (2)             7             18             15
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        (8,150)       (49,176)       455,554      1,233,210
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        (7,855)       (34,286)       461,788      1,234,006
Contract owners' equity beginning of period ..............         7,855         42,141      1,234,476            470
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $         -          7,855      1,696,264      1,234,476
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           820          6,186        107,374             41
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................            34         10,914        500,044        391,997
  Units redeemed .........................................          (854)       (16,280)      (460,470)      (284,664)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................             -            820        146,948        107,374
                                                             ===========    ===========    ===========    ===========

                                                                     GVITMyMkt5                   GVITNWFund
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................             -             -          2,140             352
  Realized gain (loss) on investments ....................             -             -          2,312          (6,737)
  Change in unrealized gain (loss) on investments ........             -             -         11,765          41,335
  Reinvested capital gains ...............................             -             -              -               -
                                                             -----------   -----------    -----------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................             -             -         16,217          34,950
                                                             -----------   -----------    -----------     -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -     4,587,621         37,876          48,972
  Transfers between funds ................................             -    (4,582,121)       (45,662)            744
  Death benefits (note 4) ................................             -             -              -               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -        (5,500)        (6,610)         (6,433)
  Adjustments to maintain reserves .......................             -             -              8              10
                                                             -----------   -----------    -----------     -----------
      Net equity transactions ............................             -             -        (14,388)         43,293
                                                             -----------   -----------    -----------     -----------

Net change in contract owners' equity ....................             -             -          1,829          78,243
Contract owners' equity beginning of period ..............             -             -        207,292         129,049
                                                             -----------   -----------    -----------     -----------
Contract owners' equity end of period ....................             -             -        209,121         207,292
                                                             ===========   ===========    ===========     ===========

CHANGES IN UNITS:
  Beginning units ........................................             -             -         21,730          17,310
                                                             -----------   -----------    -----------     -----------
  Units purchased ........................................             -       484,549          3,964          24,548
  Units redeemed .........................................             -      (484,549)        (5,670)        (20,128)
                                                             -----------   -----------    -----------     -----------
  Ending units ...........................................             -             -         20,024          21,730
                                                             ===========   ===========    ===========     ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    GVITSmComp                     GVITWLead
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $      (188)          (175)           (32)          (236)
  Realized gain (loss) on investments ....................        26,604          7,107          4,240         25,197
  Change in unrealized gain (loss) on investments ........       (22,751)        22,286         (5,252)         4,401
  Reinvested capital gains ...............................         3,626              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         7,291         29,218         (1,044)        29,362
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)         4,320         28,209          1,194         31,676
  Transfers between funds ................................       (94,490)        54,766        (40,188)      (113,410)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (2,506)        (2,886)          (454)        (4,240)
  Adjustments to maintain reserves .......................            49              5              3             10
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       (92,627)        80,094        (39,445)       (85,964)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       (85,336)       109,312        (40,489)       (56,602)
Contract owners' equity beginning of period ..............       117,950          8,638         40,489         97,091
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $    32,614        117,950              -         40,489
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................         6,919            717          4,733         15,496
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................           710          9,287            137         17,985
  Units redeemed .........................................        (6,013)        (3,085)        (4,870)       (28,748)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         1,616          6,919              -          4,733
                                                             ===========    ===========    ===========    ===========

                                                                    GSVITMidCap                      INVGrF
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................           664             30         (3,178)       (10,758)
  Realized gain (loss) on investments ....................         4,126            112       (837,153)      (386,159)
  Change in unrealized gain (loss) on investments ........         5,982             66        813,439      1,149,136
  Reinvested capital gains ...............................        18,008             42              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        28,780            250        (26,892)       752,219
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)            12              2        429,660        438,819
  Transfers between funds ................................       164,390          4,020     (3,672,316)       (67,062)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (5,632)           (17)       (42,190)      (127,781)
  Adjustments to maintain reserves .......................            16              5              8            (97)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       158,786          4,010     (3,284,838)       243,879
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       187,566          4,260     (3,311,730)       996,098
Contract owners' equity beginning of period ..............         4,260              -      3,311,730      2,315,632
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       191,826          4,260              -      3,311,730
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           247              -        774,829        703,188
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         8,920            248        396,043        482,381
  Units redeemed .........................................          (297)            (1)    (1,170,872)      (410,740)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         8,870            247              -        774,829
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     INVHiYldF                    MFSInvGrS
                                                             -------------------------    -------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------   -----------
Investment activity:
  Net investment income (loss) ...........................   $         -           (30)             -          (708)
  Realized gain (loss) on investments ....................             -         1,967              -        82,901
  Change in unrealized gain (loss) on investments ........             -             1              -             -
  Reinvested capital gains ...............................             -             -              -             -
                                                             -----------   -----------    -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................             -         1,938              -        82,193
                                                             -----------   -----------    -----------   -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -         4,758              -       (83,051)
  Transfers between funds ................................             -        (6,107)             -             -
  Death benefits (note 4) ................................             -             -              -             -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -          (588)             -           566
  Adjustments to maintain reserves .......................             -            (1)             -           292
                                                             -----------   -----------    -----------   -----------
      Net equity transactions ............................             -        (1,938)             -       (82,193)
                                                             -----------   -----------    -----------   -----------

Net change in contract owners' equity ....................             -             -              -             -
Contract owners' equity beginning of period ..............             -             -              -             -
                                                             -----------   -----------    -----------   -----------
Contract owners' equity end of period ....................   $         -             -              -             -
                                                             ===========   ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ........................................             -             -              -             -
                                                             -----------   -----------    -----------   -----------
  Units purchased ........................................             -           525              -             -
  Units redeemed .........................................             -          (525)             -             -
                                                             -----------   -----------    -----------   -----------
  Ending units ...........................................             -             -              -             -
                                                             ===========   ===========    ===========   ===========

                                                                    MFSVITInvGrwI                MFSVITValIn
                                                             -------------------------    -------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------   -----------
Investment activity:
  Net investment income (loss) ...........................        (4,074)        (1,232)         1,840           (444)
  Realized gain (loss) on investments ....................        27,272          2,725         30,595          6,845
  Change in unrealized gain (loss) on investments ........        58,720         41,484          7,745         25,154
  Reinvested capital gains ...............................             -              -         11,442              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        81,918         42,977         51,622         31,555
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        17,382        215,643         25,218        161,653
  Transfers between funds ................................       243,298        521,493         53,548         27,317
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (21,370)       (14,100)       (10,482)        (6,898)
  Adjustments to maintain reserves .......................            27             (3)            33             (2)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       239,337        723,033         68,317        182,070
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       321,255        766,010        119,939        213,625
Contract owners' equity beginning of period ..............       766,010              -        213,625              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     1,087,265        766,010        333,564        213,625
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        84,317              -         20,767              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        28,069         85,949          8,490         26,337
  Units redeemed .........................................        (2,336)        (1,632)          (991)        (5,570)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       110,050         84,317         28,266         20,767
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     MFSUtilS                        OGBal
                                                             -------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $         -           180             68             (2)
  Realized gain (loss) on investments ....................             -        31,130            691              9
  Change in unrealized gain (loss) on investments ........             -             -            146             78
  Reinvested capital gains ...............................             -             -              -              -
                                                             -----------   -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................             -        31,310            905             85
                                                             -----------   -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -       (32,330)             -              3
  Transfers between funds ................................             -             -          9,556          1,582
  Death benefits (note 4) ................................             -             -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -             -           (372)           (12)
  Adjustments to maintain reserves .......................             -         1,020             16              1
                                                             -----------   -----------    -----------    -----------
      Net equity transactions ............................             -       (31,310)         9,200          1,574
                                                             -----------   -----------    -----------    -----------

Net change in contract owners' equity ....................             -             -         10,105          1,659
Contract owners' equity beginning of period ..............             -             -          1,659              -
                                                             -----------   -----------    -----------    -----------
Contract owners' equity end of period ....................   $         -             -         11,764          1,659
                                                             ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................             -             -            177              -
                                                             -----------   -----------    -----------    -----------
  Units purchased ........................................             -             -          1,054            178
  Units redeemed .........................................             -             -            (39)            (1)
                                                             -----------   -----------    -----------    -----------
  Ending units ...........................................             -             -          1,192            177
                                                             ===========   ===========    ===========    ===========

                                                                      OGBond                       OGEqIndx
                                                             -------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................           240             (3)           (16)             -
  Realized gain (loss) on investments ....................           245             20          2,954              4
  Change in unrealized gain (loss) on investments ........           124             28            729             36
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           609             45          3,667             40
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -             (3)             2              -
  Transfers between funds ................................        22,684          2,799         26,694            961
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (682)           (21)          (706)            (1)
  Adjustments to maintain reserves .......................             1              6              8             (4)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        22,003          2,781         25,998            956
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        22,612          2,826         29,665            996
Contract owners' equity beginning of period ..............         2,826              -            996              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................        25,438          2,826         30,661            996
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           218              -            132              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,726            220          3,656            132
  Units redeemed .........................................           (52)            (2)           (90)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         1,892            218          3,698            132
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     OGMidCapGr                    OGMidCapV
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $       (54)            (2)            (2)             -
  Realized gain (loss) on investments ....................         1,985             24             82              -
  Change in unrealized gain (loss) on investments ........           517             65             17              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         2,448             87             97              -
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             2              7              -              -
  Transfers between funds ................................        13,642          1,576            662              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (494)           (12)           (24)             -
  Adjustments to maintain reserves .......................            10              2             27              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        13,160          1,573            665              -
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        15,608          1,660            762              -
Contract owners' equity beginning of period ..............         1,660              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $    17,268          1,660            762              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           221              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,892            223             51              -
  Units redeemed .........................................           (63)            (2)            (1)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         2,050            221             50              -
                                                             ===========    ===========    ===========    ===========

                                                                      OppCapAp                     OppGlSec
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................          (170)             -         5,936           (483)
  Realized gain (loss) on investments ....................            29              -        50,550         27,005
  Change in unrealized gain (loss) on investments ........        13,608              -        90,220         85,094
  Reinvested capital gains ...............................             -              -             -              -
                                                             -----------    -----------   -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        13,467              -       146,706        111,616
                                                             -----------    -----------   -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)            (2)             -        15,004         19,710
  Transfers between funds ................................       196,594              -       196,974        512,880
  Death benefits (note 4) ................................             -              -             -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (666)             -       (15,954)        (6,689)
  Adjustments to maintain reserves .......................            11              -            35            113
                                                             -----------    -----------   -----------    -----------
      Net equity transactions ............................       195,937              -       196,059        526,014
                                                             -----------    -----------   -----------    -----------

Net change in contract owners' equity ....................       209,404              -       342,765        637,630
Contract owners' equity beginning of period ..............             -              -       637,630              -
                                                             -----------    -----------   -----------    -----------
Contract owners' equity end of period ....................       209,404              -       980,395        637,630
                                                             ===========    ===========   ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................             -              -        58,774              -
                                                             -----------    -----------   -----------    -----------
  Units purchased ........................................        20,141              -        18,789         59,529
  Units redeemed .........................................           (67)             -        (1,423)          (755)
                                                             -----------    -----------   -----------    -----------
  Ending units ...........................................        20,074              -        76,140         58,774
                                                             ===========    ===========   ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     PIMRealRet                   PIMTotRet
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $     6,228          9,403         12,102         31,461
  Realized gain (loss) on investments ....................        20,948        (12,331)         4,919          1,957
  Change in unrealized gain (loss) on investments ........        20,465          1,855          2,606            (76)
  Reinvested capital gains ...............................        39,108         11,673         15,440         10,309
                                                             -----------    -----------    -----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ......................        86,749         10,600         35,067         43,651
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        21,496         35,408         25,604         55,471
  Transfers between funds ................................       115,530      1,014,880        191,540        528,190
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (24,020)       (15,465)       (20,418)       (32,570)
  Adjustments to maintain reserves .......................           229         10,189            (49)           (67)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       113,235      1,045,012        196,677        551,024
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       199,984      1,055,612        231,744        594,675
Contract owners' equity beginning of period ..............     1,055,612              -        594,675              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 1,255,596      1,055,612        826,419        594,675
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        84,012              -         52,710              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        11,462        101,009         25,540         81,304
  Units redeemed .........................................        (3,336)       (16,997)        (8,128)       (28,594)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        92,138         84,012         70,122         52,710
                                                             ===========    ===========    ===========    ===========

                                                                     PVTIntEq                     PVTGroEqIA
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................             -            985              -             -
  Realized gain (loss) on investments ....................           (73)       158,967              -            21
  Change in unrealized gain (loss) on investments ........             -              -              -             -
  Reinvested capital gains ...............................             -              -              -             -
                                                             -----------    -----------    -----------   -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ......................           (73)       159,952              -            21
                                                             -----------    -----------    -----------   -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)         2,662        124,840              -             -
  Transfers between funds ................................        (2,612)      (271,648)             -             -
  Death benefits (note 4) ................................             -              -              -             -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -        (13,395)             -             -
  Adjustments to maintain reserves .......................            23            251              -           (21)
                                                             -----------    -----------    -----------   -----------
      Net equity transactions ............................            73       (159,952)             -           (21)
                                                             -----------    -----------    -----------   -----------

Net change in contract owners' equity ....................             -              -              -             -
Contract owners' equity beginning of period ..............             -              -              -             -
                                                             -----------    -----------    -----------   -----------
Contract owners' equity end of period ....................             -              -              -             -
                                                             ===========    ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ........................................             -              -              -             -
                                                             -----------    -----------    -----------   -----------
  Units purchased ........................................           203         45,465              -             -
  Units redeemed .........................................          (203)       (45,465)             -             -
                                                             -----------    -----------    -----------   -----------
  Ending units ...........................................             -              -              -             -
                                                             ===========    ===========    ===========   ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      RoySmCp                      SalBrInv
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    (4,269)        (1,640)         2,440            832
  Realized gain (loss) on investments ....................       128,507          5,367          2,639        (36,659)
  Change in unrealized gain (loss) on investments ........        45,216        158,384         10,239         51,069
  Reinvested capital gains ...............................        70,486         42,810              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       239,940        204,921         15,318         15,242
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)         8,660        136,825         26,884         20,156
  Transfers between funds ................................       353,186        450,868         69,976       (105,234)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (22,530)       (11,729)        (3,844)        (3,932)
  Adjustments to maintain reserves .......................        (1,670)            60             12             (3)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       337,646        576,024         93,028        (89,013)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       577,586        780,945        108,346        (73,771)
Contract owners' equity beginning of period ..............       780,945              -         87,135        160,906
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 1,358,531        780,945        195,481         87,135
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        72,341              -          7,070         17,337
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        30,702         73,673          7,639         10,870
  Units redeemed .........................................        (1,925)        (1,332)          (303)       (21,137)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       101,118         72,341         14,406          7,070
                                                             ===========    ===========    ===========    ===========

                                                                     TRowEqInc2                     WRSmCap
                                                             --------------------------    --------------------------
                                                                 2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................         1,222             15         (1,998)          (926)
  Realized gain (loss) on investments ....................         5,377             19         60,018         18,061
  Change in unrealized gain (loss) on investments ........         7,867            201          6,041         70,058
  Reinvested capital gains ...............................         3,802              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        18,268            235         64,061         87,193
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)           932              8          2,860        122,689
  Transfers between funds ................................       158,690          2,430         81,964        181,413
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (3,186)           (18)       (10,118)        (7,136)
  Adjustments to maintain reserves .......................          (912)            (6)            10             27
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       155,524          2,414         74,716        296,993
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       173,792          2,649        138,777        384,186
Contract owners' equity beginning of period ..............         2,649              -        384,186              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       176,441          2,649        522,963        384,186
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           210              -         35,681              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        12,282            212          7,905         36,452
  Units redeemed .........................................          (238)            (2)          (920)          (771)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        12,254            210         42,666         35,681
                                                             ===========    ===========    ===========    ===========

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

          Funds of the AIM Variable Insurance Fund (AIM VIF);
            AIM VIF - AIM VI - Real Estate Fund - Series I Shares (AIMVREO)*
            AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
            AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)* AIM VIF - Dynamics Fund (AIMVDyn) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Dynamics Fund - Series I)
            AIM VIF - Equity Income Fund (AIMVEqIncF) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Core Equity Fund -
               Series I)
            AIM VIF - Growth Fund - Series I Shares (AIMGrwth)
            AIM VIF - Health Sciences Fund (AIMVHealthF) (Formerly INVESCO
             Variable Investment Funds, Inc. - INVESCO VIF - Health Sciences
              Fund - Series I)
            AIM VIF - High Yield Fund - Series I Shares (AIMHighYld)*
            AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)* AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore) AIM VIF - Small Company Growth Fund (AIMVSmCoGro) (Formerly INVESCO
             Variable Investment Funds, Inc. - INVESCO VIF - Small Company
              Growth Fund - Series I)
            AIM VIF - Technology Fund (AIMVTechF) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Technology Fund - Series I)
            AIM VIF - Total Return Fund (AIMVTotRetF) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Total Return Fund -
               Series I)
            AIM VIF - Utilities Fund (AIMVUtilF)* (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Utilities Fund - Series I) Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance
           VPSF);
            Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class
             A (AlVPGrIncA)
            Alliance VPSF - Alliance Bernstein Growth And Income Portfolio -
             Class B (AlVPSmCapVB)*
          Portfolios of the American Century Variable Portfolios, Inc. (American
           Century VP);
            American Century VP - Balanced Fund - Class I (ACVPBal)*
            American Century VP - Capital Appreciation Fund - Class I
             (ACVPCapAp)*
            American Century VP - Growth Fund - Class I (ACVP)*
            American Century VP - Income & Growth Fund - Class I (ACVPIncGr)* American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)*
            American Century VP - Vista/SM/ Fund - Class I (ACVPVista)* Portfolios of Baron Capital Asset Trust Insurance Series;
            Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance
             Shares (BCFTCpAsset)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

          Portfolio of the Calvert Variable Series (Calvert VS);
            Calvert VS - Social Equity Portfolio (CVSSoEq)
          Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
            Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
             (DryMidCapStS)*
            Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
             (DrySmCapIxS)
          Funds of Dreyfus Inc.;
            Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)* Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)* Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
             (DryVIFDSP)*
            Dreyfus VIF - International Value Portfolio - Initial Shares
             (DryVIFIntVal)
            Dreyfus VIF - Limited Term High Yield Portfolio - Initial Shares
             (DryVIFLTHYP)*
            Dreyfus VIF - Quality Bond Portfolio - Initial Shares
             (DryVIFQualBd)*
            Dreyfus VIF - Small Company Stock Portfolio - Initial Shares
             (DryVIFSCSP)*
          Portfolios of Federated Insurance Series (Federated IS);
            Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)* Portfolios of the Fidelity/(R)/ Variable Insurance Products
           (Fidelity/(R)/ VIP);
            Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
             (FidVIPEIS)
            Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity/(R)/ VIP - High Income Portfolio - Service Class
             (FidVIPHIS)*
            Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS) Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)*
          Portfolios of the Fidelity/(R)/ Variable Insurance Products
           (Fidelity/(R)/ VIP II);
            Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class
             (FidVIPAMS)*
            Fidelity/(R)/ VIP II - Asset Manager: Growth Portfolio - Service
             Class (FidVIPAMGrS)*
            Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
             (FidVIPConS)
            Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
             (FidVIPI500)
            Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service
             Class (FidVIPIGBdS)
          Portfolios of the Fidelity/(R)/ Variable Insurance Products
           (Fidelity/(R)/ VIP III);
            Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class
             (FidVIPAgGrS)*
            Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
             (FidVIPBalS)
            Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service
             Class (FidVIPDyCapS)*
            Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class
             (FidVIPGrInS)*
            Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service
             Class (FidVIPGrOpS)*
            Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class
             (FidVIPMCapS)*
            Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
             (FidVIPValS)*
          Funds of the Franklin Templeton Variable Insurance Products Trust
           (Franklin Templeton VIP);
            Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
             (FrVIPForSec2)
          Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
            Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
            Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Federated High Income Bond Fund - Class I
             (GVITFHiInc)*
            Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)* Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)* Gartmore GVIT Global Technology and Communications Fund - Class I
             (GVITGlTech)*
            Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)*
            Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
            Gartmore GVIT Growth Fund - Class I (GVITGrowth)*
            Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)*
            Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

            Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)*
            Gartmore GVIT ID Moderately Aggressive Fund - Class II
             (GVITIDModAgg)*
            Gartmore GVIT ID Moderately Conservative Fund - Class II
             (GVITIDModCon)*
            Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)*
            Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
            Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)*
            Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
            Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)* Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)* Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)* Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
            Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
             (GVITVKMultiSec)*
            Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)* Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs
           VIT);
            Goldman Sachs VIT - Capital Growth Fund (GSVITCGF)*
            Goldman Sachs VIT - CORE/SM/ Small Cap Equity Fund (GSVITCoreSMCap)* Goldman Sachs VIT - CORE/SM/ U.S. Equity Fund (GSVITCoreSMUSEq)* Goldman Sachs VIT - Growth and Income Fund (GVITGrthInc)*
            Goldman Sachs VIT - International Equity Fund (GVITIntEq)*
            Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
          Funds of the Huntington Trust Company;
            Huntington VA - Huntington VA Dividend Capture Fund - Trust Shares
             (HVADivCpTr)*
            Huntington VA - Huntington VA Growth Fund - Trust Shares (HVAGrwth)* Huntington VA - Huntington VA Income Equity Fund - Trust Shares
             (HVAIncEq)*
            Huntington VA - Huntington VA Mid Corp America Fund - Trust Shares
             (HVAMdCrAm)*
            Huntington VA - Huntington VA New Economy Fund - Trust Shares
             (HVANwEc)*
          Portfolios of the Janus Advisor Series (Janus Advisor);
            Janus Advisor - International Growth Fund - I Shares (JanAdIntGr)* Portfolios of the Janus Aspen Series (Janus AS);
            Janus AS - Balanced Portfolio - Service Shares (JanBal)*
            Janus AS - Capital Appreciation Portfolio - Service Shares
             (JanCapAp)*
            Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)* Janus AS - International Growth Portfolio - Service Shares
             (JanIntGro)*
            Janus AS - Mid Cap Value Portfolio - Service Shares (JanMidCpVal)* Portfolios of the JPMorgan Series Trust II;
            JPMorgan Series Trust II - Bond Portfolio (JPMST2BP)*
            JPMorgan Series Trust II - International Equity Portfolio
             (JPMST2IEP)*
            JPMorgan Series Trust II - Small Company Portfolio (JPMST2SCP)* JPMorgan Series Trust II - U.S. Large Cap Core Equity Portfolio
             (JPMST2USLCC)*
            JPMorgan Series Trust II - U.S. Mid Cap Value Portfolio
             (JPMST2MdcpV)*
          Funds of the Massachusetts Financial Services Variable Insurance Trust
           (MFS VIT);
            MFS VIT - Investors Growth Stock Series - Service Class (MFSInvGrS)* MFS VIT - MFS Investors Growth Stock Series - Initial Class
             (MFSVITInvGrwI)
            MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
            MFS VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)*
            MFS VIT - Utilities Series - Service Class (MFSUtilS)*
            MFS VIT - Value Series - Service Class (MFSValS)*
            MFS VIT Utilities Ser IC (MFSVITUS)*
          Funds of Merrill Lynch Variable Insurance Funds (Merrill Lynch VIF);
            Merrill Lynch VIF - American Balanced - Class II (MLVIFAB2)*
            Merrill Lynch VIF - Basic Value - Class II (MLVIFBV2)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

            Merrill Lynch VIF - Core Bond - Class II (MLVIFCB2)*
            Merrill Lynch VIF - Domestic Money Market - Class II (MLVIFDMM2)* Merrill Lynch VIF - Fundamental Growth - Class II (MLVIFFG2)* Merrill Lynch VIF - Global Allocation - Class II (MLVIFGA2)*
            Merrill Lynch VIF - Global Growth - Class II (MLVIFGlGr)*
            Merrill Lynch VIF - Government Bond - Class II (MLVIFGB2)*
            Merrill Lynch VIF - High Current Income - Class II (MLVIFHCI2)* Merrill Lynch VIF - Index 500 - Class II (MLVIFInd5002)*
            Merrill Lynch VIF - Large Cap Core - Class II (MLVIFLCCore2)* Merrill Lynch VIF - Large Cap Growth - Class II (MLVIVLCGr2)* Merrill Lynch VIF - Large Cap Value - Class II (MLVIFLCVal2)* Merrill Lynch VIF - Utilities and Telecom - Class II (MLVIFU&T2)* Merrill Lynch VIF - Value Opportunities - Class II (MLVIFSmCapVal2)*
              (Formerly Merrill Lynch Variable Insurance Funds - Small Cap Value
               - Class II)
          Portfolio of Nations Marsico;
            Nations Marsico Growth Portfolio (MATMAR)*
          Portfolios of the Neuberger Berman Advisers Management Trust
           (Neuberger Berman AMT);
            Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
             (NBAMTFasc)*
            Neuberger Berman AMT - Guardian Portfolio - I Class Shares
             (NBAMTGuard)*
            Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
             (NBAMTMCGr)*
            Neuberger Berman AMT - Partners Portfolio (NBAMTPart)*
          Portfolios of One Group/(R)/ Investment Trust (One Group/(R)/ IT);
            One Group/(R)/ IT Balanced Portfolio (OGBal)
            One Group/(R)/ IT Bond Portfolio (OGBond)
            One Group/(R)/ IT Diversified Equity Portfolio (OGDivEq)*
            One Group/(R)/ IT Diversified Mid Cap Portfolio (OGDivMidCap)*
            One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)
            One Group/(R)/ IT Government Bond Portfolio (OGGvtBd)*
            One Group/(R)/ IT Large Cap Growth Portfolio (OGLgCapGr)*
            One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
            One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
          Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)* Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)*
          Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
            PIMCO VIT - All Asset Portfolio - Administrative Shares
             (PVITAllAsset)*
            PIMCO VIT - High Yield Portfolio - Administrative Shares (PIMHighY)* PIMCO VIT - Low Duration Portfolio - Administrative Shares
             (PIMLowDur)*
            PIMCO VIT - Real Return Portfolio - Administrative Shares
             (PIMRealRet)
            PIMCO VIT - Total Return Portfolio - Administrative Shares
             (PIMTotRet)
          Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
            Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)* Funds of the Putnam Variable Trust (Putnam VT);
            Putnam VT - International Equity Fund - IB Shares (PVTIntEq)*
            Putnam VT - International Growth Fund - IA Shares (PVTGroEqIA)* Portfolios of Royce Capital Funds;
            Royce Capital Fund - Royce Micro-Cap (RCFMicroCap)*
            Royce Capital Fund - Small Cap (RoySmCp)
          Portfolios of Salomon Smith Barney Funds, Inc. (Salomon Brothers VSF);
            Salomon Brothers VSF - All Cap Fund (SalBrCap)*
            Salomon Brothers VSF - Emerging Growth Fund - Class I (SalBrEmGr)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

            Salomon Brothers VSF - High Yield Bond Fund (SalBrHYBd)*
            Salomon Brothers VSF - Investors Fund (SalBrInv)
            Salomon Brothers VSF - Strategic Bond Fund - Class I (SalBrStratBd)* Salomon Brothers VSF - Total Return Fund (SalBrTotRet)*
          Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
            Scudder VIT - EAFE/(R)/ Equity Index Fund - Class A (SVITEIF)* Scudder VIT - Equity 500 Index Fund - Class A (SVITIF)*
            Scudder VIT - Small Cap Index Fund - Class A (SVITSCI)*
          Portfolios of Scudder Variable Series 1 (Scudder VS1);
            Scudder VS1 - Capital Growth Portfolio - Class B (ScVS1CpGrB)* Scudder VS1 - Health Sciences Portfolio - Class B (ScVS1HSciGrB)*
          Portfolios of Scudder Variable Series 2 (Scudder VS2);
            Scudder VS2 - Contrarian Value Portfolio - Class B (ScVS2ConVB)* Scudder VS2 - Dreman Financial Services Portfolio - Class B
             (ScVS2DrFSrvB)*
            Scudder VS2 - Dreman High Return Equity Portfolio - Class B
             (ScVS2DrHiRtEqB)*
            Scudder VS2 - Dreman Small Cap Value Portfolio - Class B
             (ScVS2DrSmCpVB)*
            Scudder VS2 - Fixed Income Portfolio - Class B (ScVS2FxIncB)* Scudder VS2 - Global Blue Chip Portfolio - Class B (ScVS2GlBluChB)* Scudder VS2 - High Income Portfolio - Class B (ScVS2HiIncB)*
            Scudder VS2 - Small Cap Growth Portfolio - Class B (ScVS2SmCpGrB)* Scudder VS2 - Technology Growth Portfolio - Class B (ScVS2TechGrwB)* Scudder VS2 - Total Return Portfolio - Class B (ScVS2TotRtnB)*
          Strong Variable Insurance Funds, Inc.;
            Strong Opportunity Fund II, Inc. (StOpp2)*
          Portfolios of T. Rowe Price Funds, Inc.;
            T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
            T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)*
            T. Rowe Price New America Growth Portfolio (TRowNewAmG)*
          Portfolios of Van Kampen Life Investment Trust (Van Kampen LIT);
            Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)*
            Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)*
            Van Kampen LIT - Enterprise Portfolio - Class II (VKEnt2)*
          Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen
           UIF);
            Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
             (VKoreFI)*
            Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)*
            Van Kampen UIF - Emerging Markets Equity Portfolio - Class I
             (VKEmMk1)*
            Van Kampen UIF - Equity Growth Portfolio - Class I (VKEQGrP)*
            Van Kampen UIF - Global Value Equity Portfolio - Class I
             (VKGlValEq1)*
            Van Kampen UIF - High Yield Portfolio - Class I (VKHiYld1)*
            Van Kampen UIF - International Magnum Portfolio - Class I
             (VKIntMag)*
            Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
            Van Kampen UIF - Mid Cap Value Portfolio - Class I (VKMidCapVal1)* Van Kampen UIF - Technology Portfolio - Class I (VKTech1)*
            Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)* Van Kampen UIF - Value Portfolio (VKVal)*
          Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
            W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

          At December 31, 2004, contract owners were invested in all of the above funds except those noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes and sales expenses not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy's cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding as of December 31, 2004 and 2003.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, there were no transfers between the Account and the fixed account of the Company.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.20%)
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
      2004 .............................    0.20%        610,162   $   11.312080   $    6,902,201        1.58%       11.16%
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class
      2004 .............................    0.20%         80,876        8.331220          673,796        0.16%        3.06%
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
      2004 .............................    0.20%        395,940       12.715028        5,034,388        0.26%       15.11%
    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
      2004 .............................    0.20%        436,930       10.018647        4,377,447        1.25%       10.39%
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class
      2004 .............................    0.20%         38,490       12.340435          474,983        2.00%        4.11%
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
      2004 .............................    0.20%        258,454       11.005178        2,844,332        1.85%        5.21%
    Gartmore GVIT Money Market Fund - Class I
      2004 .............................    0.20%             76       10.385497              789        0.83%        0.61%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.25%)
    AIM VIF - AIM VI - Real Estate Fund - Series I Shares
      2003 .............................    0.25%          1,861       18.434416           34,306        5.75%       38.47%
    AIM VIF - Basic Value Fund - Series I Shares
      2004 .............................    0.25%        194,202       13.719318        2,664,319        0.00%       10.79%
      2003 .............................    0.25%         34,744       12.382943          430,233        0.04%       33.29%
    AIM VIF - Dynamics Fund
      2004 .............................    0.25%         12,758       10.681061          136,269        0.00%       13.06%
      2003 .............................    0.25%          4,116        9.447591           38,886        0.00%       37.48%
    AIM VIF - Equity Income Fund
      2004 .............................    0.25%        187,696       11.092753        2,082,065        0.74%        3.98%
      2003 .............................    0.25%        187,983       10.668115        2,005,424        1.26%       22.29%
    AIM VIF - Growth Fund - Series I Shares
      2004 .............................    0.25%        277,828       10.959763        3,044,929        0.00%        9.60% 04/30/04
    AIM VIF - Health Sciences Fund
      2004 .............................    0.25%         10,156       12.314241          125,063        0.00%        7.30%
      2003 .............................    0.25%          9,388       11.476339          107,740        0.00%       27.46%
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares
      2004 .............................    0.25%        209,352       14.193109        2,971,356        0.19%       13.53%
      2003 .............................    0.25%         40,414       12.501247          505,225        0.00%       27.00%
    AIM VIF - Small Company Growth Fund
      2004 .............................    0.25%        273,458       13.814641        3,777,724        0.00%       13.61%
      2003 .............................    0.25%        160,568       12.159621        1,952,446        0.00%       33.10%
    AIM VIF - Technology Fund
      2004 .............................    0.25%          2,718        8.481089           23,052        0.00%        4.37%
      2003 .............................    0.25%         20,669        8.125808          167,952        0.00%       44.93%
    AIM VIF - Total Return Fund
      2004 .............................    0.25%        154,896        9.921020        1,536,726        1.74%        3.47%
      2003 .............................    0.25%         79,699        9.588040          764,157        2.74%       16.69%
    AIM VIF - Utilities Fund
      2003 .............................    0.25%          5,717        7.744429           44,275        1.05%       17.18%
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
      2004 .............................    0.25%        444,828       11.131246        4,951,490        1.11%       13.20%
      2003 .............................    0.25%        269,951        9.832886        2,654,397        0.81%       42.85%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    Gartmore GVIT Comstock Value Fund - Class I
      2004 .............................    0.25%          9,778   $   10.467533   $      102,352        1.12%       17.21%
      2003 .............................    0.25%         11,755        8.930936          104,983        1.80%       31.11%
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
      2004 .............................    0.25%         15,780       17.959872          283,407        0.59%       15.44%
      2003 .............................    0.25%            324       15.557368            5,041        0.58%       34.31%
    Gartmore GVIT Government Bond Fund - Class I
      2004 .............................    0.25%         21,918       13.620393          298,532        5.18%        3.00%
      2003 .............................    0.25%         27,927       13.223142          369,283        2.73%        1.75%
    Gartmore GVIT Growth Fund - Class I
      2003 .............................    0.25%         28,670        5.146555          147,552        0.02%       32.41%
    Gartmore GVIT Mid Cap Growth Fund - Class I
      2003 .............................    0.25%            820        9.579740            7,855        0.00%       39.79%
    Gartmore GVIT Nationwide/(R)/ Fund: Class I
      2004 .............................    0.25%         20,024       10.443524          209,121        1.31%        9.48%
      2003 .............................    0.25%         21,730        9.539460          207,292        0.52%       27.19%
    Gartmore GVIT Small Company Fund - Class I
      2004 .............................    0.25%          1,086       20.240968           21,982        0.00%       18.72%
      2003 .............................    0.25%          6,841       17.048620          116,630        0.00%       40.66%
    Gartmore GVIT Worldwide Leaders Fund - Class I
      2003 .............................    0.25%          4,733        8.554639           40,489        0.00%       35.72%
    Invesco VIF - Growth Fund
      2003 .............................    0.25%        348,515        4.291770        1,495,746        0.00%       29.55%
    Salomon Brothers VSF - Investors Fund
      2004 .............................    0.25%         14,406       13.569403          195,481        2.21%       10.10%
      2003 .............................    0.25%          7,070       12.324552           87,135        1.32%       32.00%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.40%)
    AIM VIF - Basic Value Fund - Series I Shares
      2004 .............................    0.40%         39,136       13.668757          534,940        0.00%       10.63%
      2003 .............................    0.40%         42,275       12.355819          522,342        0.04%       33.09%
      2002 .............................    0.40%         41,838        9.283590          388,407        0.00%       -7.16% 07/15/02
    AIM VIF - Dynamics Fund
      2001 .............................    0.40%         30,111       10.070858          303,244        0.00%      -31.41%
      2000 .............................    0.40%         15,600       14.683635          229,065        0.00%       -3.93%
    AIM VIF - Equity Income Fund
      2004 .............................    0.40%         27,000       10.993594          296,827        0.74%        3.82%
      2003 .............................    0.40%        158,536       10.588631        1,678,679        1.26%       22.11%
      2002 .............................    0.40%        286,948        8.671582        2,488,293        1.67%      -19.43%
      2001 .............................    0.40%        246,524       10.763365        2,653,428        1.48%       -9.34%
      2000 .............................    0.40%        109,129       11.871617        1,295,538        0.12%        4.45%
    AIM VIF - Growth Fund - Series I Shares
      2004 .............................    0.40%         48,662       10.948763          532,789        0.00%        9.49% 04/30/04
    AIM VIF - Health Sciences Fund
      2002 .............................    0.40%          5,342        8.949952           47,811        0.00%      -24.75%
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares
      2004 .............................    0.40%         42,190       14.140795          596,600        0.19%       13.36%
      2003 .............................    0.40%         49,175       12.473849          613,402        0.00%       26.81%
      2002 .............................    0.40%         52,865        9.836962          520,031        0.00%       -1.63% 07/15/02
    AIM VIF - Small Company Growth Fund
      2004 .............................    0.40%         52,750       13.691063          722,204        0.00%       13.44%
      2003 .............................    0.40%        185,394       12.068934        2,237,508        0.00%       32.90%
      2002 .............................    0.40%        318,301        9.081210        2,890,558        0.00%      -31.39%
      2001 .............................    0.40%        171,788       13.235944        2,273,776        0.00%      -18.87%
    AIM VIF - Technology Fund
      2002 .............................    0.40%         27,179        5.573377          151,479        0.00%      -47.06%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    AIM VIF - Total Return Fund
      2004 .............................    0.40%         22,118   $    9.832340   $      217,472        1.74%        3.32%
      2003 .............................    0.40%         71,235        9.516603          677,915        2.74%       16.51%
      2002 .............................    0.40%        111,191        8.167813          908,187        3.39%      -10.58%
      2001 .............................    0.40%         68,822        9.134304          628,641        1.93%       -1.87%
      2000 .............................    0.40%         80,808        9.308327          752,187        0.58%       -2.56%
    AIM VIF - Utilities Fund
      2002 .............................    0.40%          6,844        6.569711           44,963        1.04%      -20.64%
    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
      2004 .............................    0.40%        172,414       11.193833        1,929,974        0.86%       11.02%
      2003 .............................    0.40%         94,893       10.082977          956,804        1.15%       31.97%
    American Century VP - International Fund - Class I
      2004 .............................    0.40%         18,162        8.151177          148,042        0.00%       14.47%
    Calvert VS - Social Equity Portfolio
      2004 .............................    0.40%          3,150       13.352495           42,060        0.08%        6.73%
      2003 .............................    0.40%          2,995       12.510533           37,469        0.02%       21.69%
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
      2004 .............................    0.40%          2,156       12.752292           27,494        1.20%       21.40%
      2003 .............................    0.40%             42       10.504526              441        0.63%       37.23%
    Dreyfus Stock Index Fund, Inc. - Initial Shares
      2004 .............................    0.40%        326,338       10.218046        3,334,537        1.97%       10.20%
      2003 .............................    0.40%        217,474        9.272395        2,016,505        1.82%       27.85%
    Dreyfus VIF - International Value Portfolio - Initial Shares
      2004 .............................    0.40%         84,172       14.737382        1,240,475        1.24%       19.54%
      2003 .............................    0.40%         51,497       12.328061          634,858        6.21%       35.81%
    Dreyfus VIF - Quality Bond Portfolio - Initial Shares
      2001 .............................    0.40%          7,599       11.774415           89,474        2.16%        6.26%
      2000 .............................    0.40%        109,185       11.080494        1,209,824        7.29%       10.76%
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
      2003 .............................    0.40%        636,125       11.495307        7,312,452        1.68%       29.70%
      2002 .............................    0.40%        559,168        8.862985        4,955,898        1.68%      -17.33%
      2001 .............................    0.40%        592,870       10.720798        6,356,040        1.52%       -5.47%
      2000 .............................    0.40%        525,731       11.341117        5,962,377        0.00%        7.87%
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class
      2004 .............................    0.40%          3,898        9.252214           36,065        0.16%        2.85%
      2003 .............................    0.40%         77,099        8.995716          693,561        0.03%       32.25%
      2002 .............................    0.40%          9,523        6.801978           64,775        0.00%      -30.48%
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
      2004 .............................    0.40%         84,776       11.031720          935,225        1.11%       13.03%
      2003 .............................    0.40%        305,807        9.759585        2,984,549        0.81%       42.63%
      2002 .............................    0.40%        574,848        6.842437        3,933,361        0.82%      -20.66%
      2001 .............................    0.40%        334,783        8.624328        2,887,278        7.46%      -21.59%
      2000 .............................    0.40%         66,499       10.998746          731,406        1.38%      -19.47%
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
      2004 .............................    0.40%         21,972       13.238537          290,877        0.26%       14.88%
      2003 .............................    0.40%        405,029       11.523894        4,667,511        0.36%       27.84%
      2002 .............................    0.40%        384,953        9.014275        3,470,072        0.73%       -9.79%
      2001 .............................    0.40%        388,621        9.992116        3,883,146        0.40%      -12.71%
      2000 .............................    0.40%        157,094       11.447448        1,798,325        0.00%       -7.09%
    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
      2003 .............................    0.40%        432,638        7.829650        3,387,404        1.53%       27.90%
      2002 .............................    0.40%        457,424        6.121876        2,800,293        1.29%      -22.56%
      2001 .............................    0.40%        457,849        7.905210        3,619,392        0.00%      -12.45%
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class
      2003 .............................    0.40%         97,914       11.796195        1,155,013        2.74%        4.64%
      2002 .............................    0.40%         75,241       11.272735          848,172        0.00%        9.76%
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
      2003 .............................    0.40%        191,781       10.283429        1,972,166        2.48%       17.06%
      2002 .............................    0.40%        154,828        8.784896        1,360,148        2.83%       -9.12%
      2001 .............................    0.40%        147,063        9.666294        1,421,554        3.39%       -2.12%
      2000 .............................    0.40%        137,868        9.875470        1,361,511        0.00%       -4.76%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
      2004 .............................    0.40%         78,650   $   14.728417   $    1,158,390        1.06%       18.06%
      2003 .............................    0.40%         49,066       12.475864          612,141        1.59%       31.68%
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
      2004 .............................    0.40%        136,290       17.799298        2,425,866        0.59%       15.27%
      2003 .............................    0.40%         99,787       15.441403        1,540,851        0.58%       34.11%
    Gartmore GVIT Federated High Income Bond Fund - Class I
      2000 .............................    0.40%        102,317        9.362266          957,919       12.95%       -8.64%
    Gartmore GVIT Government Bond Fund - Class I
      2002 .............................    0.40%         19,615       12.918846          253,403        9.52%       10.54%
      2001 .............................    0.40%         31,421       11.686979          367,217        9.72%        6.82%
    Gartmore GVIT Growth Fund - Class I
      2002 .............................    0.40%         20,775        3.863679           80,268        0.00%      -29.01%
      2000 .............................    0.40%        132,962        7.603332        1,010,954        0.22%      -26.82%
    Gartmore GVIT Mid Cap Growth Fund - Class I
      2002 .............................    0.40%          6,186        6.812256           42,141        0.00%      -37.27%
    Gartmore GVIT Money Market Fund - Class I
      2004 .............................    0.40%        146,872       11.543898        1,695,475        0.83%        0.41%
      2003 .............................    0.40%        107,374       11.496973        1,234,476        0.55%        0.22%
      2002 .............................    0.40%             41       11.471376              470        3.26%        0.81%
      2001 .............................    0.40%        132,087       11.379587        1,503,096        5.57%        3.19%
      2000 .............................    0.40%          2,442       11.028155           26,931       23.75%        5.60%
    Gartmore GVIT Nationwide/(R)/ Fund: Class I
      2002 .............................    0.40%         17,310        7.455189          129,049        1.94%      -17.68%
    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
      2000 .............................    0.40%         69,215       10.358488          716,963        1.07%        7.18%
    Gartmore GVIT Small Company Fund - Class I
      2004 .............................    0.40%            530       20.060030           10,632        0.00%       18.55%
      2003 .............................    0.40%             78       16.921572            1,320        0.00%       40.45%
      2002 .............................    0.40%            717       12.048077            8,638        0.00%      -17.66%
    Gartmore GVIT Worldwide Leaders Fund - Class I
      2002 .............................    0.40%         15,496        6.265578           97,091        0.00%      -25.69%
    Goldman Sachs VIT - Mid Cap Value Fund
      2004 .............................    0.40%          8,870       21.626334          191,826        0.99%       25.38%
      2003 .............................    0.40%            247       17.248288            4,260        4.06%       27.88%
    Invesco VIF - Growth Fund
      2003 .............................    0.40%        426,314        4.259733        1,815,984        0.00%       29.36%
      2002 .............................    0.40%        703,188        3.293048        2,315,632        0.00%      -39.18%
      2001 .............................    0.40%        496,604        5.414750        2,688,987        0.00%      -44.49%
      2000 .............................    0.40%         81,077        9.755131          790,917        0.00%      -23.55%
    Invesco VIF - High Yield Fund
      2001 .............................    0.40%         68,560        8.085321          554,330       21.64%      -15.27%
    MFS VIT - MFS Investors Growth Stock Series - Initial Class
      2004 .............................    0.40%        110,050        9.879737        1,087,265        0.00%        8.75%
      2003 .............................    0.40%         84,317        9.084887          766,010        0.00%       22.53%
    MFS VIT - MFS Value Series - Initial Class
      2004 .............................    0.40%         28,266       11.800888          333,564        0.83%       14.72%
      2003 .............................    0.40%         20,767       10.286766          213,625        0.00%       24.46%
    One Group/(R)/ IT Balanced Portfolio
      2004 .............................    0.40%          1,192        9.869290           11,764        1.17%        5.31%
      2003 .............................    0.40%            177        9.371697            1,659        0.00%       16.73%
    One Group/(R)/ IT Bond Portfolio
      2004 .............................    0.40%          1,892       13.445176           25,438        1.81%        3.72%
      2003 .............................    0.40%            218       12.963219            2,826        0.00%        3.46%
    One Group/(R)/ IT Equity Index Portfolio
      2004 .............................    0.40%          3,698        8.291329           30,661        0.34%        9.90%
      2003 .............................    0.40%            132        7.544510              996        0.00%       27.47%
    One Group/(R)/ IT Mid Cap Growth Portfolio
      2004 .............................    0.40%          2,050        8.423606           17,268        0.00%       12.17%
      2003 .............................    0.40%            221        7.509677            1,660        0.00%       26.64%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    One Group(R)IT Mid Cap Value Portfolio
      2004 .............................    0.40%             50   $   15.246029   $          762        0.29%       14.94%
    Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2004 .............................    0.40%         20,074       10.431598          209,404        0.00%        6.51%
    Oppenheimer Global Securities Fund/VA - Initial Class
      2004 .............................    0.40%         76,140       12.876219          980,395        1.14%       18.69%
      2003 .............................    0.40%         58,774       10.848847          637,630        0.16%       42.45%
    PIMCO VIT - Real Return Portfolio - Administrative Shares
      2004 .............................    0.40%         92,138       13.627337        1,255,596        0.99%        8.45%
      2003 .............................    0.40%         84,012       12.565018        1,055,612        2.61%        8.42%
    PIMCO VIT - Total Return Portfolio - Administrative Shares
      2004 .............................    0.40%         70,122       11.785439          826,419        1.94%        4.46%
      2003 .............................    0.40%         52,710       11.282022          594,675        2.95%        4.62%
    Royce Capital Fund - Small Cap
      2004 .............................    0.40%        101,118       13.435110        1,358,531        0.00%       24.45%
      2003 .............................    0.40%         72,341       10.795330          780,945        0.00%       40.54%
    Salomon Brothers VSF - Investors Fund
      2002 .............................    0.40%         17,337        9.281074          160,906        2.66%      -23.36%
    T. Rowe Price Equity Income Portfolio II
      2004 .............................    0.40%         12,254       14.398668          176,441        1.99%       14.16%
      2003 .............................    0.40%            210       12.612824            2,649        2.54%       24.67%
    W & R Target Funds, Inc. - Small Cap Portfolio
      2004 .............................    0.40%         42,666       12.257131          522,963        0.00%       13.84%
      2003 .............................    0.40%         35,681       10.767230          384,186        0.00%       35.23%
                                                                                   --------------

  Contract Owners' Equity Total By Year

    2004 .......................................................................   $   65,936,045
                                                                                   ==============
    2003 .......................................................................   $   52,487,131
                                                                                   ==============
    2002 .......................................................................   $   27,960,046
                                                                                   ==============
    2001 .......................................................................   $   29,229,603
                                                                                   ==============
    2000 .......................................................................   $   16,843,917
                                                                                   ==============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

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